SUBSEQUENT EVENTS (Details) - $ / shares							1 Months Ended	12 Months Ended
	Jan. 31, 2024	Jan. 26, 2024	Jan. 01, 2024	Feb. 27, 2023	Jan. 06, 2023	Feb. 23, 2021	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 25, 2024	Aug. 25, 2023	Aug. 24, 2023	Jun. 14, 2023
SUBSEQUENT EVENTS
Exercise price of warrant									$ 70.00
Preferred shares, outstanding								13,765	0
Preferred shares, par value								$ 0.0001	$ 0.0001
Issuance of common stock to vendor (in shares)				1,508	1,429
Series A-1 Preferred Stock
SUBSEQUENT EVENTS
Preferred shares, par value													$ 1,000
Conversion price													87.50
Series A-2 Preferred Stock
SUBSEQUENT EVENTS
Preferred shares, par value													1,000
Conversion price													$ 8.75
2021 Plan
SUBSEQUENT EVENTS
Percentage of outstanding shares						4.00%
Reserved for future issuance											743,106	125,045
Granted						65,000
Common stock
SUBSEQUENT EVENTS
Shares issued upon conversion								43,891
Issuance of common stock to vendor (in shares)								2,937	12,308
Subsequent events
SUBSEQUENT EVENTS
Issuance of common stock to vendor (in shares)							50,000
Subsequent events | Series A-1 Preferred Stock | Consent, Conversion and Amendment Agreement
SUBSEQUENT EVENTS
Percentage of preferred stock converted		90.00%
Shares converted		9,963
Preferred shares, outstanding		1,106
Preferred shares, par value		$ 1,000								$ 10,000
Conversion price		87.50
Subsequent events | Class C Warrants | Consent, Conversion and Amendment Agreement
SUBSEQUENT EVENTS
Exercise price of warrant		$ 0.0001
Warrants to purchase shares of common stock		726,344
Subsequent events | 2021 Plan
SUBSEQUENT EVENTS
Number of shares increased			35,586
Percentage of outstanding shares			4.00%
Reserved for future issuance			778,692
Granted	3,400
Share-Based Payment Arrangement, Grantee Status [Extensible Enumeration]	us-gaap:ShareBasedPaymentArrangementEmployeeMember
Subsequent events | Common stock | Consent, Conversion and Amendment Agreement
SUBSEQUENT EVENTS
Shares issued upon conversion		412,293